Restricted Cash and Short-Term Deposits (Details) $ in Thousands, € in Millions, t in Millions	1 Months Ended		9 Months Ended
	Apr. 30, 2022 USD ($) lease	May 31, 2021 USD ($) t	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Nov. 30, 2015 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			$ 130,949		$ 106,073
Less: Amounts included in current restricted cash and short-term deposits			(19,025)		(34,025)
Long-term restricted cash			111,924		72,048
Number of UK Leases | lease	6
Golar Arctic | Euro member countries, Euro
Restricted Cash and Cash Equivalents Items [Line Items]
Net debt repayments			8,100
Golar Arctic | United States of America, Dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Net debt repayments			8,900
Financial guarantee | Discontinued operations, disposed of by sale | Hygo energy transition Ltd
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			1,520		1,500
Financial guarantee | LNG Croatia and NFE's fleet
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			11,344		11,328
Financial guarantee | LNG Croatia and NFE's fleet | Euro member countries, Euro
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits | €				€ 9.3
Financial guarantee | LNG Croatia and NFE's fleet | United States of America, Dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			$ 1,300
Facility term agreement			10 years
Performance guarantee | Golar Arctic
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			$ 38,492		0
Performance guarantee | Golar Arctic | Euro member countries, Euro
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits | €				€ 26.9
Performance guarantee | Golar Arctic | United States of America, Dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			29,600
VIE debt
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			17,503		16,523
Lease agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			967		2
UK Tax Lease
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits	$ 16,000		0		16,000
Repayment Guarantees | Golar Arctic | Euro member countries, Euro
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			163,900
GoFLNG Hilli facility
Restricted Cash and Cash Equivalents Items [Line Items]
Credit facility available to project partner						$ 400,000
LNG production | t		3.6
Maximum borrowing capacity		$ 100,000
GoFLNG Hilli facility | Financial guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			$ 61,123		$ 60,720	$ 305,000